GMACM HOME EQUITY LOAN TRUST 2006-HE2
                      GMACM Home Equity Loan-Backed Term Notes, Series 2006-HE2

Cut-Off Period Date                                                   06/30/06
Determination Date                                                    07/18/06
Record Date                                                           07/24/06
Payment Date                                                          07/25/06
Actual Days in Accrual Period (30/360)                                      26
Accrual Period (30/360)                                                     30

SERVICING CERTIFICATE
Beginning Pool Balance                                          479,957,277.59
Beginning PFA                                                   160,042,722.41
Ending Pool Balance                                             474,435,212.97
Ending PFA Balance                                              160,042,722.41
Principal Collections                                             5,522,064.62
Principal Draws                                                              -
Net Principal Collections                                         5,522,064.62

Active Loan Count                                                        9,464

Net Interest Collections                                          2,188,075.58

Weighted Average Net Loan Rate                                        7.72673%
Weighted Average Net WAC Rate                                         7.59953%
Substitution Adjustment Amount                                            0.00

Excess Spread Cash                                                       (0.00)

                                                  BEGINNING                ENDING
TERM NOTES                                         BALANCE                BALANCE      FACTOR        PRINCIPAL      INTEREST
----------                                         -------                -------      ------        ---------      ---------
Class A-1                                           368,000,000.00     362,477,935.38    0.9849944   5,522,064.62   1,935,066.67
Class A-2                                            28,500,000.00      28,500,000.00    1.0000000           0.00     146,775.00
Class A-3                                           145,000,000.00     145,000,000.00    1.0000000           0.00     763,666.67
Class A-4                                            84,740,000.00      84,740,000.00    1.0000000           0.00     456,960.45

Certificates                                          -                            -            -              -            0.00


(CONTINUED)
                                                 INTEREST     SECURITY
TERM NOTES                                       SHORTFALLS        %         COUPON
----------                                       ----------        -         ------
Class A-1                                               0.00    57.88%     6.3100%
Class A-2                                               0.00     4.55%     6.1800%
Class A-3                                               0.00    23.15%     6.3200%
Class A-4                                               0.00    13.53%     6.4710%

Certificates                                               -         -           -



Beginning Overcollateralization Amount               13,760,000.00
Overcollateralization Amount Increase (Decrease)                 -
Outstanding Overcollateralization Amount             13,760,000.00
Target Overcollateralization Amount                  24,320,000.00

Credit Enhancement Draw Amount                                0.00
Unreimbursed Credit Enhancer Prior Draws                      0.00


                                                                                     NUMBER       PERCENT   FORECLOSURE      REO
                                                       BALANCE        OF LOANS      OF BALANCE      UNITS       DOLLARS      UNITS
                                                       -------        --------      ----------      -----       -------      -----
Delinquent Loans (30 Days)*                         498,577.91           18            0.11%          0             -           0
Delinquent Loans (60 Days)*                                  -           0             0.00%          0             -           0
Delinquent Loans (90 Days)*                                  -           0             0.00%          0             -           0
Delinquent Loans (120 Days)*                                 -           0             0.00%          0             -           0
Delinquent Loans (150 Days)*                                 -           0             0.00%          0             -           0
Delinquent Loans (180+ Days)*                                -           0             0.00%          0             -           0
REO                                                          -           0             0.00%
Foreclosures                                                 -           0             0.00%
Bankruptcies                                                 -           0             0.00%


                                                           BANKRUPTCY
                                                            DOLLARS       UNITS    DOLLARS
(CONTINUED)                                                 -------       -----    -------
Delinquent Loans (30 Days)*                                     -           0           -
Delinquent Loans (60 Days)*                                     -           0           -
Delinquent Loans (90 Days)*                                     -           0           -
Delinquent Loans (120 Days)*                                    -           0           -
Delinquent Loans (150 Days)*                                    -           0           -
Delinquent Loans (180+ Days)*                                   -           0           -
REO
Foreclosures
Bankruptcies




*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.

                                                        LIQUIDATION TO-DATE
Beginning Cumulative Loss Amount                                          0.00
Current Month Loss Amount                                                 0.00
Current Month Recoveries                                                  0.00
                                                       ------------------------
Ending Cumulative Loss Amount                                             0.00                   0.00


                                                        NET RECOVERIES TO DATE
Beginning Cumulative Net Principal Recovery Amount                        0.00
Current Month Net Principal Recovery Amount                               0.00
                                                       ------------------------
Ending Cumulative Net Principal Recovery Amount                           0.00

                                                           SPECIAL HAZARD              FRAUD      BANKRUPTCY
Beginning Amount                                                          0.00         0.00          0.00
Current Month Loss Amount                                                 0.00         0.00          0.00
Ending Amount                                                                -            -             -

Extraordinary Event Losses                                                0.00
Excess Loss Amounts                                                       0.00

Current Month Repurchases Units                                              0
Current Month Repurchases ($)                                             0.00




CAPITALIZED INTEREST ACCOUNT
Beginning Balance                                                 1,759,315.20
Withdraw relating to Collection Period                            1,159,596.70
Interest Earned (Zero, Paid to Funding Account)                           0.00
                                                       ------------------------
Ending Capitalized Interest Account Balance as of Payment Date      599,718.50
Interest earned for Collection Period                                   246.16
Interest withdrawn related to prior Collection Period                     0.00

PREFUNDING ACCOUNT
Beginning Balance                                               160,042,722.41
Additional Purchases during Revolving Period                              0.00
Balance in Pre-Funding Account due to Noteholders                         0.00
Excess of Draws over Principal Collections                                0.00
                                                       ------------------------
Total Ending Balance as of Payment Date                         160,042,722.41
Interest earned for Collection Period                                22,393.02
Interest withdrawn related to prior Collection Period                     0.00

CASH FLOWS RECEIVED
Principal Collections                                             5,522,064.62
Interest Collections                                              2,388,057.78
Servicer Advances                                                         0.00
Capital Interest Account withdrawal                               1,159,596.70
Reinvestment Income                                                  22,639.18
Substitution Adjustment Amount                                            0.00
Recovery Amounts                                                          0.00
                                                       ------------------------
TOTAL CASH FLOWS RECEIVED                                         9,092,358.28

CASH FLOWS DISTRIBUTED
Principal Distribution                                            5,522,064.62
Interest Distribution                                             3,302,468.79
Residual Amount - Certificates                                            0.00
Servicer Advances - Reimbursement                                         0.00
GMACM Service Fee                                                   199,982.20
GMACM Recovery Fee                                                        0.00
Credit Enhancer Fee - FGIC                                           67,842.67
                                                       ------------------------
TOTAL CASH FLOWS DISTRIBUTED                                      9,092,358.28

NET CASH FLOWS REMAINING                                                  0.00

TRIGGER ANALYSIS

Rolling 3 Month Delinquency Percentage                          0.00%
Rolling 3 Month Delinquency Required Percentage                 4.00%

Aggregate Liquidation Percentage                                0.00%
Aggregate Liquidation Required Percentage                       0.00%

SERVICING TERMINATION EVENT                                      NO

Rolling 3 Month Delinquency Percentage                          0.00%
Rolling 3 Month Delinquency Required Percentage                 4.00%

Aggregate Liquidation Percentage                                0.00%
Aggregate Liquidation Required Percentage                       0.00%

SERVICING TRIGGER EVENT                                          NO

Step Down Date                                                   NO

Step Up Date - Class A-4                                         NO